Premises, Equipment and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2013	$ 1,311
Operating Leases, 2014	1,184
Operating Leases, 2015	970
Operating Leases, 2016	808
Operating Leases, 2017	657
Operating Leases, Thereafter	2,594
Operating Leases, Total minimum lease payments	7,524
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2013	3
Capital Leases, 2014	3
Capital Leases, 2015	3
Capital Leases, 2016	3
Capital Leases, 2017	2
Capital Leases, Thereafter	15
Capital Leases, Total minimum lease payments	29
Capital Leases, Executory Costs	(8)
Capital Leases, Amounts representing interest	(9)
Capital Leases, Present value of net minimum lease payments	12
Property, Plant and Equipment [Line Items]
Total premises and equipment	18,657	18,333
Less: Accumulated depreciation and amortization	9,229	8,802
Net book value, premises and equipment	9,428	9,531
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,832	1,825
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,670	7,441
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,194	7,195
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,839	1,725
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 122	$ 147